Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

As of December 31, 2025 and 2024, the Company has committed to sell marine fuels to certain customers to a maximum of 122,800 MT (2024: 129,500 MT) with delivery to be made in 2026 and 2025 respectively. The Company has contracted with various suppliers to purchase to a maximum of 96,000 MT for FY 2025 and 101,000 MT for FY 2024 marine fuels respectively in the same period to hedge the fuel price fluctuation.

As of December 31, 2025 and 2024, the Company was not a party to any material legal or administrative proceedings and did not have any significant contingencies.